Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Basis of taxation
The Israeli corporate tax rate was 23% for the years ended December 31, 2023, 2024 and 2025.
The Law for the Encouragement of Capital Investments, 1959, (the "Israeli Investment Law"), provides certain incentives for capital investments in production facilities (or other eligible assets).

Amendment 73 to the Israeli Investment Law provides for a preferred income tax rate of either 6% or 12% on income derived from certain intangible assets, subject to certain eligibility criteria. Amendment 73 provides that a technology company satisfying certain conditions should qualify as a “Preferred Technology Enterprises" ("PTE"), granting a 12% tax rate in central Israel on income deriving from Benefited Intangible Assets, subject to certain conditions, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets. PTE is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenue of its parent company and all subsidiaries is less than NIS 10 billion. The Company is currently assessing its eligibility for these tax benefits due to its net loss position.

The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.
The Company’s income tax returns in Israel are considered final through the year ended December 31, 2020.
The Company is qualified as an “industrial company” under the Israeli Law for the Encouragement of Industry (Taxation), 1969, and is eligible for certain tax benefits including amortization of goodwill arising from business combinations that are asset acquisitions.
The components of the loss before the provision for income taxes for the years ended December 31, 2023, 2024 and 2025 were as follows:

	2023	2024	2025
Domestic	$(31,021)	$(12,180)	$(32,416)
Foreign	3,155	2,650	3,642
Total loss before income taxes	$(27,866)	$(9,530)	$(28,774)

The provision for income taxes for the years ended December 31, 2023, 2024 and 2025 was as follows:

	2023	2024	2025
Current:
Domestic	$56	$448	$351
Foreign	646	1,090	3,939
Total current income tax expense	702	1,538	4,290
Deferred:
Domestic	(126)	—	—
Foreign	931	389	(128)
Total deferred income tax expense	805	389	(128)
Total provision for income taxes	$1,507	$1,927	$4,162

The provision for income taxes consisted primarily of income taxes related to the United States and other foreign jurisdictions in which the Company conducts business.
The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025 after the adoption of ASU 2023-09:

	December 31,
	2025
	Tax	Rate
Parent entity theoretical tax	$(6,618)	23.0%
Foreign Tax Effects
United States
Retention payments related to business combinations	1,253	(4.4)%
State Taxes	771	(2.7)%
Other	456	(1.6)%
Other foreign jurisdictions	448	(1.5)%
Non-taxable or Non-deductible items:
Share based compensation	2,769	(9.6)%
Non-deductible contingencies	1,315	(4.6)%
Changes in Valuation Allowances	3,419	(11.9)%
Changes in unrecognized tax benefits	203	(0.7)%
Other Adjustments	146	(0.5)%
Total effective income taxes	$4,162	(14.5)%

The following table presents the reconciliation between the Company’s theoretical income taxes and effective income taxes for the years ended December 31, 2023 and 2024 prior the adoption of ASU 2023-09:

	2023		2024
	Tax	Rate	Tax	Rate
Theoretical tax benefit	$(6,409)	23%	$(2,192)	23%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	3,498	(12)%	(655)	7%
Effect of entities with different tax rates	48	0%	145	(2)%
Non-deductible expenses, net	4,368	(16)%	4,455	(47)%
Income in zero tax rate	—	0%	—	0%
Change in tax reserve for uncertain tax positions	145	(1)%	202	(2)%
Other	(143)	1%	(28)	1%
Total effective income taxes	$1,507	(5)%	$1,927	(20)%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2024	2025
Deferred tax assets:
Net operating loss carryforwards	$61,014	$60,110
Research and development expenses	11,028	13,181
Lease liabilities	9,208	9,590
Accruals and reserves	1,282	1,200
Share-based compensation	401	425
Deferred revenue	120	21
Other	554	489
Gross deferred tax assets	83,607	85,016
Valuation allowance	(73,305)	(75,964)
Total deferred tax assets	$10,302	$9,052
Deferred tax liabilities:
Intangible assets	(977)	(1,655)
Deferred contract acquisition costs	(3,747)	(3,348)
Property and equipment	(683)	(554)
Right-of-use-assets	(7,945)	(7,509)
Other comprehensive income	(89)	(230)
Other	(137)	(178)
Gross deferred tax liabilities	(13,578)	(13,474)
Net deferred taxes	$(3,276)	$(4,422)
A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset certain deferred tax assets at December 31, 2024 and 2025 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The net change in the total valuation allowance for the years ended December 31, 2024 and 2025 was a decrease of $(655) and an increase of $2,659, respectively.
As of December 31, 2025, $24,492 of undistributed earnings held by the Company’s foreign subsidiaries are designated as indefinitely reinvested. The Company did not recognize deferred taxes liabilities on undistributed earnings of its foreign subsidiaries as the Company intends to indefinitely reinvest those earnings.
Net operating loss carryforwards
As of December 31, 2025, the Company had generated Israeli net operating loss carryforwards (“NOLs”) of approximately $260,273, which may be carried forward and offset against taxable income in the future for an indefinite period.
Unrecognized tax positions
The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.
The following table shows the changes in the gross amount of unrecognized tax positions as of December 31, 2023, 2024 and 2025.

Unrecognized tax positions
Balance as of January 1, 2023	$608
Increases related to current year tax positions	145
Balance as of December 31, 2023	753
Increases related to current year tax positions	202
Balance as of December 31, 2024	955
Increases related to current year tax positions	203
Balance as of December 31, 2025	$1,158

As of December 31, 2025, the total amount of gross uncertain tax benefits if recognized that would affect the Company’s effective tax rate is $1,158.
The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. During the years ended December 31, 2023, 2024 and 2025 the Company recorded $32, $26 and $27, respectively, in interest and penalties related to uncertain tax positions.
The Company currently does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.
The amounts of cash income taxes paid by the Company were as follows:

Year ended December 31,
2025
Israel	$85
Foreign
US Federal	848
California	131
New York	148
Other US States	132
Germany	137
Australia	107
Czech Republic	193
Other	67
Income taxes, net of amounts refunded	$1,849

Income taxes paid for the years ended December 31, 2023 and 2024 were $1,883 and $1,168 respectively.